Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2023 PHP (₱)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	₱ 2
Consolidated tax benefits, MCIT	2
Consolidated unrecognized deferred income tax assets, MCIT	(2)
NOLCO	2,338
Consolidated tax benefits, NOLCO	584
Consolidated unrecognized deferred income tax assets, NOLCO	(385)
Consolidated recognized deferred income tax assets, NOLCO	199
Foreign Affiliates [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
NOLCO	₱ 26
December 31, 2021 expiring 2024 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2024
MCIT	₱ 1
December 31, 2021 expiring 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
NOLCO	₱ 76
December 31, 2022 expiring 2025 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2025
NOLCO	₱ 973
December 30, 2023 expiring December 31, 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
MCIT	₱ 1
NOLCO	1,263
December 31, 2022, Net [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	2
NOLCO	2,338
December 31, 2023 Net [ Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
NOLCO	₱ 2,312